Inventories - Cost of Inventories Recognized as an Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Analysis of income and expense [abstract]
Cost of revenue	$ 17,723,687		$ 18,611,515	$ 20,103,735
Loss on abandonment	2,483		9,448	552
Allowance for (reversal of) inventory valuation and obsolescence loss	80,633		(15,956)	41,770
Cost of revenue	$ 17,806,803	$ 581,542	$ 18,605,007	$ 20,146,057